UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

AMENDMENT NO.1 TO

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

Pursuant to Section 15G of

the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period to

Date of Report (Date of earliest event reported):

(Exact name of securitizer as specified in its charter)

(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Name and telephone number, including area code,

of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

United Auto Credit Securitization Trust 2016-2

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of depositor: 0001663397

Central Index Key Number of issuing entity (if applicable): 0001679419

Central Index Key Number of underwriter (if applicable):

Peter A. Krogh, General Counsel, (949) 224-1232

Name and telephone number, including area code,

of the person to contact in connection with this filing

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

See Independent Accountant’s Report on Applying Agreed-Upon Procedures dated August 12, 2016 attached as Exhibit 99.1 to this report.

EXPLANATORY NOTE

This Form ABS-15G/A amends the Form ABS-15G filed by United Auto Credit Financing LLC on September 2, 2016 (the “Original Filing”) and is being filed solely to replace the report attached to the Original Filing as Exhibit 99.1— Independent Accountant’s Report on Applying Agreed-Upon Procedures (the “AUP Report”). The AUP Report is being replaced to reflect an updated Appendix B, removing the line item for “no title” exceptions. The AUP Report is hereby replaced in its entirety by the report filed as Exhibit 99.1 to this Form ABS-15G/A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

UNITED AUTO CREDIT FINANCING LLC (Depositor)

By:	/s/ Ravi R. Gandhi
Name:	Ravi R. Gandhi
Title:	Managing Director & CFO

Date: September 6, 2016